VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.73%)
Communications (8.99%)
Internet (8.99%)
Alphabet, Inc., Class C	77,686	$14,982,522
Amazon.com, Inc.(a)	85,627	20,046,137
		35,028,659

TOTAL COMMUNICATIONS		35,028,659

Consumer, Cyclical (7.81%)
Apparel (1.14%)
LVMH Moet Hennessy Louis Vuitton SE	8,250	4,447,131

Food Service (4.52%)
Sodexo SA	295,466	17,634,829

Retail (2.15%)
CarMax, Inc.(a)	147,768	8,365,147

TOTAL CONSUMER, CYCLICAL		30,447,107

Consumer, Non-cyclical (21.44%)
Beverages (4.13%)
Diageo PLC	365,487	8,944,102
Pernod Ricard SA	69,355	7,151,811
		16,095,913

Commercial Services (1.36%)
Bureau Veritas SA	171,257	5,284,660

Healthcare-Services (15.95%)
Elevance Health, Inc.	62,595	17,719,393
IQVIA Holdings, Inc.(a)	99,800	18,548,828
Medpace Holdings, Inc.(a)	24,372	10,411,718
UnitedHealth Group, Inc.	62,110	15,500,172
		62,180,111

TOTAL CONSUMER, NON-CYCLICAL		83,560,684

Financial (28.66%)
Diversified Financial Services (12.06%)
Ares Management Corp., Class A	42,267	7,841,797
Mastercard, Inc., Class A	18,677	10,579,960
TPG, Inc.	320,144	18,270,618
Visa, Inc., Class A	29,834	10,306,752
		46,999,127

Insurance (4.45%)
Everest Group, Ltd.	51,672	17,351,457

Private Equity (1.82%)
Partners Group Holding AG	5,229	7,091,097

Real Estate (10.33%)
CBRE Group, Inc., Class A(a)	53,515	8,334,426

		Value
	Shares	(Note 2)
Financial (continued)
Real Estate (continued)
CoStar Group, Inc.(a)	161,123	$15,337,298
Jones Lang LaSalle, Inc.(a)	61,365	16,590,642
		40,262,366

TOTAL FINANCIAL		111,704,047

Industrial (10.91%)
Aerospace/Defense (5.99%)
HEICO Corp., Class A	39,532	10,202,814
TransDigm Group, Inc.	8,172	13,144,335
		23,347,149

Hand/Machine Tools (3.62%)
Stanley Black & Decker, Inc.	208,790	14,124,643

Packaging&Containers (1.30%)
Crown Holdings, Inc.	50,885	5,055,934

TOTAL INDUSTRIAL		42,527,726

Technology (19.92%)
Semiconductors (5.78%)
Qorvo, Inc.(a)	165,267	13,816,321
Skyworks Solutions, Inc.	127,445	8,735,081
		22,551,402

Software (14.14%)
Microsoft Corp.	48,554	25,903,559
Nice, Ltd.	72,950	11,383,848
Salesforce, Inc.	41,989	10,847,018
SS&C Technologies Holdings, Inc.	81,590	6,974,313
		55,108,738

TOTAL TECHNOLOGY		77,660,140

TOTAL COMMON STOCKS
(Cost $293,668,305)		380,928,363

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.30%)
Money Market Fund (2.30%)
Invesco Government & Agency Portfolio, Institutional Class	4.244%	8,974,166	8,974,166

TOTAL SHORT TERM INVESTMENTS
(Cost $8,974,166)			8,974,166

TOTAL INVESTMENTS (100.03%)
(Cost $302,642,471)			$389,902,529

Liabilities In Excess Of Other Assets (-0.03%)			(113,987)

NET ASSETS (100.00%)			$389,788,542

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2025 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.36%)
Consumer, Cyclical (6.49%)
Home Furnishings (4.21%)
MillerKnoll, Inc.	284,517	$5,400,133

Retail (2.28%)
CarMax, Inc.(a)	51,761	2,930,190

TOTAL CONSUMER, CYCLICAL		8,330,323

Consumer, Non-cyclical (32.51%)
Commercial Services (23.87%)
ABM Industries, Inc.	112,044	5,168,590
Colliers International Group, Inc.	39,900	6,013,329
ISS A/S	327,493	9,433,120
PROG Holdings, Inc.	171,472	5,459,668
Savills PLC	351,819	4,548,743
		30,623,450

Food (5.09%)
Premium Brands Holdings Corp.	103,106	6,536,396

Healthcare-Services (3.55%)
Medpace Holdings, Inc.(a)	10,653	4,550,962

TOTAL CONSUMER, NON-CYCLICAL		41,710,808

Financial (9.72%)
Diversified Financial Services (3.44%)
Virtus Investment Partners, Inc.	22,855	4,418,100

Real Estate (4.22%)
Jones Lang LaSalle, Inc.(a)	20,002	5,407,741

REITS (2.06%)
Park Hotels & Resorts, Inc.	248,501	2,649,020

TOTAL FINANCIAL		12,474,861

Industrial (37.46%)
Building Materials (13.95%)
Forterra PLC	2,084,768	5,547,818
Fortune Brands Innovations, Inc.	85,819	4,680,568
Ibstock PLC	3,864,945	7,666,597
		17,894,983

Electrical Components & Equipment (7.48%)
Littelfuse, Inc.	37,320	9,603,556

Machinery-Diversified (0.84%)
Middleby Corp.(a)	7,398	1,074,190

Manufactured Goods (4.18%)
Timken Co.	70,502	5,364,497

		Value
	Shares	(Note 2)
Industrial (continued)
Packaging&Containers (6.13%)
Crown Holdings, Inc.	30,186	$2,999,281
Sealed Air Corp.	166,338	4,868,713
		7,867,994
Transportation (4.88%)
Ituran Location and Control, Ltd.	158,487	6,260,236

TOTAL INDUSTRIAL		48,065,456

Technology (12.18%)
Computers (7.21%)
Genpact, Ltd.	103,455	4,557,193
Sdiptech AB, Class B(a)	232,906	4,691,786
		9,248,979

Semiconductors (4.97%)
Qorvo, Inc.(a)	76,242	6,373,831

TOTAL TECHNOLOGY		15,622,810

TOTAL COMMON STOCKS
(Cost $99,404,880)		126,204,258

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.62%)
Money Market Fund (1.62%)
Invesco Government & Agency Portfolio, Institutional Class	4.244%	2,073,825	2,073,825

TOTAL SHORT TERM INVESTMENTS
(Cost $2,073,825)			2,073,825

TOTAL INVESTMENTS (99.98%)
(Cost $101,478,705)			$128,278,083

Other Assets In Excess Of Liabilities (0.02%)			22,197

NET ASSETS (100.00%)			$128,300,280

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Portfolio of Investments

July 31, 2025 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service utilized by the valuation designee which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the valuation designee under the general supervision of the Board of Trustees of the Trust (the "Board" or the “Trustees”).

Notes to Quarterly Portfolio of Investments

July 31, 2025 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2025:

Notes to Quarterly Portfolio of Investments

July 31, 2025 (Unaudited)

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$380,928,363	$–	$–	$380,928,363
Short Term Investments	8,974,166	–	–	8,974,166
TOTAL	$389,902,529	$–	$–	$389,902,529

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$126,204,258	$–	$–	$126,204,258
Short Term Investments	2,073,825	–	–	2,073,825
TOTAL	$128,278,803	$–	$–	$128,278,083

(a)	For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

For the period ended July 31, 2025, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended July 31, 2025.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Liquidity Program: Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. ReFlow will purchase shares of the Fund at net asset value and will not be subject to any investment minimums. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net subscriptions, at the end of a maximum holding period determined by ReFlow (currently 28 days), or at other times as the Fund may request. ReFlow may choose to redeem its position in the Fund with an in -kind transfer of securities, instead of cash, enabling the Fund to avoid a realization of capital gains on the securities it transfers. ReFlow will not be subject to any short-term redemption fees. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.20% of the value of the Fund shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.

Notes to Quarterly Portfolio of Investments

July 31, 2025 (Unaudited)

For the period ended July 31, 2025, ReFlow purchased 0 shares at a value of $0 and redeemed 0 shares at a value of $0 from the Vulcan Value Partners Fund.

For the period ended July 31, 2025, ReFlow purchased 16,560 shares at a value of $207,498 and redeemed 16,560 shares at a value of $207,001 from the Vulcan Value Partners Small Cap Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.